DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revision of Previously Issued Financial Statements (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2022 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sales financing receivable	₽ 5,738		₽ 266		$ 81.6
Other current assets	16,817		7,474		239.0
Accounts payable, accrued and other liabilities	122,816		81,555		1,746.1
Debt, current portion	21,306		2,940		$ 302.9
Provision for expected credit losses	2,799	$ 39.8	1,249	₽ 865
Accounts receivable	(15,905)	(226.1)	(19,260)	(7,198)
Prepaid expenses	(4,466)	(63.6)	(8,344)	(1,703)
Prepaid expenses			(8,344)	(1,703)
Accounts payable, accrued and other liabilities and non-income taxes payable	49,698	706.5	22,641	(2,939)
Other assets	(9,092)	(129.2)	(3,736)	(1,931)
VAT reclaimable	(9,228)	(131.2)	(5,865)	(1,229)
Funds receivable	(2,246)	(31.9)	(3,890)	(744)
Sales financing receivable			(266)
Net cash (used in)/provided by operating activities	₽ 41,688	$ 592.8	9,293	32,604
As previously reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Investments in debt securities			452
Other current assets			7,288
Accounts payable, accrued and other liabilities			84,495
Accounts receivable			(18,011)	(6,333)
Prepaid expenses			(22,405)	(5,607)
Accounts payable, accrued and other liabilities and non-income taxes payable			22,835	(3,674)
Bank deposits and loans to customers			304
Bank deposits and liabilities			(194)
Net cash (used in)/provided by operating activities			9,293	32,604
Previously Reported After Corrections
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable, accrued and other liabilities and non-income taxes payable				(2,939)
Measurement Period Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sales financing receivable			266
Investments in debt securities			(452)
Other current assets			186
Accounts payable, accrued and other liabilities			(2,940)
Debt, current portion			2,940
Provision for expected credit losses			1,249	865
Accounts receivable			(1,249)	(865)
Prepaid expenses			22,405	5,607
Prepaid expenses			(8,344)	(1,703)
Accounts payable, accrued and other liabilities and non-income taxes payable			(194)
Bank deposits and loans to customers			(304)
Bank deposits and liabilities			194
Other assets			(3,736)	(1,931)
VAT reclaimable			(5,865)	(1,229)
Funds receivable			(3,890)	₽ (744)
Sales financing receivable			₽ (266)